Commitments - Gathering, Processing and Transportation Agreements and Service Contract (Details) $ in Millions	Dec. 31, 2018 USD ($)
Gathering, Processing and Transportation Agreement [Member]
Other Commitment, Fiscal Year Maturity [Abstract]
2019	$ 832
2020	774
2021	683
2022	581
2023	470
2024 – 2034	2,431
Total	5,771
Service Contract [Member]
Other Commitment, Fiscal Year Maturity [Abstract]
2019	5
2020	5
2021	5
Total	$ 15